Segmental Information - Summary of Information by Reportable Segment - Result (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reportable segments [line items]
System Fund revenues	$ 1,233	$ 1,242	$ 1,199
Reimbursement of costs	1,171	1,103	1,046
Revenue	4,337	4,075	3,912
Operating profit	566	728	712
Net finance costs	(81)	(72)	(80)
Profit before tax	485	656	632
Tax	(133)	(115)	(173)
Profit for the year	352	541	459
Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(104)	4	(29)
Profit before tax	(104)	4	(29)
Tax	27	88	12
Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	1,933	1,730	1,667
Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	816	758	706
System Fund [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(146)	(34)	35
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	1,051	999	969
Americas [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	662	637	626
EMEAA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	569	457	439
EMEAA [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	202	171	157
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	143	117	112
Greater China [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	69	52	46
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	170	157	147
Central [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	$ (117)	$ (102)	$ (123)